S000082201 [Member] Annual Total Returns	12 Months Ended
Dec. 31, 2024
iShares LifePath Target Date 2035 ETF | iShares LifePath Target Date 2035 ETF
Prospectus [Line Items]
Annual Return [Percent]	11.57%